Trade and other receivables (Details 1) - Kibali Jersey Limited [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gross hire purchase loans - minimum lease payments:
Gross investment on Hire purchase loans	$ 4,465	$ 10,978	$ 11,277
Not later than one year [member]
Gross hire purchase loans - minimum lease payments:
Gross investment on Hire purchase loans	3,766	6,540	4,980
Later than one year and not later than five years [member]
Gross hire purchase loans - minimum lease payments:
Gross investment on Hire purchase loans	699	4,438	6,297
Later than five years [member]
Gross hire purchase loans - minimum lease payments:
Gross investment on Hire purchase loans	$ 0	$ 0	$ 0